BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) Per Share
 The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited				Audited

Numerator for basic net earnings per share - net income (loss) available to shareholders	$(1,084)	$1,338	$(782)	$852	$3,843

Net income (loss) used for the computation of diluted net earnings per share	$(1,084)	$1,338	$(782)	$852	$3,843

Weighted average Ordinary shares outstanding	11,657,304	11,206,194	11,664,700	11,436,162	11,403,596

Effect of dilutive securities:

Employees stock options	-	988,009	-	886,751	774,914

Warrants	-	137,954	-	168,188	138,992

	-	1,125,963	-	1,054,939	913,906

Diluted weighted average Ordinary shares outstanding	11,657,304	12,332,157	11,644,700	12,491,101	12,317,502

Net earnings (loss) per share

Basic	$(0.09)	$0.12	$(0.07)	$0.07	$0.34

Diluted	$(0.09)	$0.11	$(0.07)	$0.07	$0.31